CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue:
Subscriber-related revenue	$ 3,310,355	$ 3,218,946
Equipment sales and other revenue	24,618	21,613
Equipment sales, services and other revenue - EchoStar	1,285	6,667
Total revenue	3,336,258	3,247,226
Costs and Expenses (exclusive of depreciation shown separately below - Note 5):
Subscriber-related expenses	1,887,593	1,762,934
Satellite and transmission expenses:
EchoStar	110,993	109,121
Other	9,981	10,574
Cost of sales - equipment, services and other	19,996	22,948
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies	70,064	84,769
Other subscriber acquisition costs	359,654	314,451
Total subscriber acquisition costs	429,718	399,220
General and administrative expenses - EchoStar	12,786	10,428
General and administrative expenses	145,582	160,736
Depreciation and amortization (Note 6)	205,496	197,295
Total costs and expenses	2,822,145	2,673,256
Operating income (loss)	514,113	573,970
Other Income (Expense):
Interest income	7,208	1,692
Interest expense, net of amounts capitalized	(195,766)	(134,286)
Other, net	128	2,705
Total other income (expense)	(188,430)	(129,889)
Income (loss) before income taxes	325,683	444,081
Income tax (provision) benefit, net (Note 8)	(119,452)	(166,591)
Net income (loss)	206,231	277,490
Comprehensive Income (Loss):
Net income (loss)	206,231	277,490
Unrealized holding gains (losses) on available-for-sale securities	2,610	4,735
Deferred income tax (expense) benefit	(1,141)
Comprehensive income (loss)	$ 207,700	$ 282,225